INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of associates
Associates' combined financial information as reported by INV Metals (2016 - INV Metals and Merrex), are summarized below:

	12 Months ended[1]
	2017	2016
Net loss	$(3.1)	$(3.5)
Other comprehensive loss	(2.2)	(0.6)
Comprehensive loss	$(5.3)	$(4.1)

1	IAMGOLD includes results based on the latest 12 months of publicly available information.

		Associates[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2016		$7.4	$49.2	$—	$56.6
Currency translation adjustment		(0.3)	—	—	(0.3)
Share of net earnings (loss), net of income taxes		(0.8)	9.0	(2.1)	6.1
Share of net loss recorded as provision		—	—	2.1	2.1
Share of dividends received		—	(11.3)	—	(11.3)
Disposal[3]		(0.6)	—	—	(0.6)
Balance, December 31, 2016		5.7	46.9	—	52.6
Purchase of additional shares of associate[4]		7.4	—	—	7.4
Currency translation adjustment		0.8	—	—	0.8
Share of net earnings (loss), net of income taxes		(1.4)	16.5	(0.1)	15.0
Share of net loss recorded as provision	16	—	—	0.1	0.1
Share of dividends received		—	(2.1)	—	(2.1)
Acquisition of control over associate[5]		(4.8)	—	—	(4.8)
Balance, December 31, 2017		$7.7	$61.3	$—	$69.0

1	IAMGOLD includes results based on the latest publicly available information.

2	The Company's incorporated joint ventures are not publicly listed.

3
On March 16, 2016, the Company disposed of its 41% ownership interest in Galane Gold Ltd. ("Galane") which had a carrying amount of $0.6 million on the date of disposal for cash proceeds of $0.2 million. The resulting loss of $0.4 million, net of transaction costs, was recognized in Interest income and derivatives and other investment gains in the Consolidated statements of earnings (note 31).

4
Associates include INV Metals Inc. ("INV Metals"), a publicly traded company incorporated in Canada, and Merrex prior to February 28, 2017 (note 5). The Company's ownership interest in INV Metals as at December 31, 2017 was 35.6% (December 31, 2016 - 35.6%). On March 2, 2017, the Company participated in INV Metals' common shares public equity offering and acquired an additional 9.8 million common shares of INV Metals at a price of C$1.00 per share for an aggregate amount of $7.4 million (C$9.8 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals.

5
On February 28, 2017, Merrex became a 100% subsidiary of the Company (note 5). As a result, the Company accounted for Merrex under the consolidation method as at February 28, 2017. The Company previously accounted for Merrex as an associate, using the equity method.

Disclosure of joint ventures

		Associates[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2016		$7.4	$49.2	$—	$56.6
Currency translation adjustment		(0.3)	—	—	(0.3)
Share of net earnings (loss), net of income taxes		(0.8)	9.0	(2.1)	6.1
Share of net loss recorded as provision		—	—	2.1	2.1
Share of dividends received		—	(11.3)	—	(11.3)
Disposal[3]		(0.6)	—	—	(0.6)
Balance, December 31, 2016		5.7	46.9	—	52.6
Purchase of additional shares of associate[4]		7.4	—	—	7.4
Currency translation adjustment		0.8	—	—	0.8
Share of net earnings (loss), net of income taxes		(1.4)	16.5	(0.1)	15.0
Share of net loss recorded as provision	16	—	—	0.1	0.1
Share of dividends received		—	(2.1)	—	(2.1)
Acquisition of control over associate[5]		(4.8)	—	—	(4.8)
Balance, December 31, 2017		$7.7	$61.3	$—	$69.0

1	IAMGOLD includes results based on the latest publicly available information.

2	The Company's incorporated joint ventures are not publicly listed.

3
On March 16, 2016, the Company disposed of its 41% ownership interest in Galane Gold Ltd. ("Galane") which had a carrying amount of $0.6 million on the date of disposal for cash proceeds of $0.2 million. The resulting loss of $0.4 million, net of transaction costs, was recognized in Interest income and derivatives and other investment gains in the Consolidated statements of earnings (note 31).

4
Associates include INV Metals Inc. ("INV Metals"), a publicly traded company incorporated in Canada, and Merrex prior to February 28, 2017 (note 5). The Company's ownership interest in INV Metals as at December 31, 2017 was 35.6% (December 31, 2016 - 35.6%). On March 2, 2017, the Company participated in INV Metals' common shares public equity offering and acquired an additional 9.8 million common shares of INV Metals at a price of C$1.00 per share for an aggregate amount of $7.4 million (C$9.8 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals.

5
On February 28, 2017, Merrex became a 100% subsidiary of the Company (note 5). As a result, the Company accounted for Merrex under the consolidation method as at February 28, 2017. The Company previously accounted for Merrex as an associate, using the equity method.

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table reconciles the summarized balance sheet to the carrying amount of the Company’s interest in joint ventures:

		December 31, 2017		December 31, 2016
		Sadiola	Yatela	Sadiola	Yatela
Company's equity percentage of net assets of joint ventures	Notes	41%	40%	41%	40%
Share of net assets (liabilities) of joint ventures		$61.3	$(31.1)	$46.9	$(30.8)
Loss applied to loans receivable		—	16.0	—	16.0
Loss recognized in provision	16	—	15.1	—	15.0
Other		—	—	—	(0.2)
Carrying amount of interest in joint ventures		$61.3	$—	$46.9	$—

Disclosure of joint venture carrying amount
Subsidiaries, divisions and investments in joint ventures related to significant properties of the Company are accounted for as outlined below.

Name	Property – Location	December 31, 2017	December 31, 2016	Type of Arrangement	Accounting Method
Essakane S.A.	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division [1]	Côté Gold Project (Canada)	70%	100%	Division	Proportionate share
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Société d'Exploitation des Mines d'Or de Sadiola S.A.	Sadiola mine (Mali)	41%	41%	Incorporated joint venture	Equity accounting
Merrex Gold Inc.[2]	Siribaya Project (Mali)	100%	23%	Subsidiary	Consolidation

1	Effective June 20, 2017, the Company holds an undivided interest in the assets, liabilities, revenues and expenses of the Côté Gold division through an unincorporated joint venture (note 6).

2	On February 28, 2017, the Company increased its ownership in Merrex from 23% to 100% (note 5).
Financial information for investments in Sadiola and Yatela, not adjusted for the percentage held by the Company, is summarized below:

	Years ended December 31, 2017		Years ended December 31, 2016
Joint Ventures	Sadiola	Yatela	Sadiola	Yatela
Summarized statements of earnings
Revenues	$192.5	$7.7	$213.5	$14.7
Depreciation expense	(4.0)	—	(7.1)	(2.0)
Other expenses	(143.1)	(8.0)	(179.0)	(18.0)
Income taxes	(5.2)	(0.1)	(5.4)	(0.1)
Net earnings (loss) and other comprehensive income (loss)	$40.2	$(0.4)	$22.0	$(5.4)

Summarized balance sheet	December 31, 2017		December 31, 2016
Assets
Cash and cash equivalents	$62.4	$0.5	$50.8	$6.5
Other current assets	53.8	7.9	41.9	7.7
Non-current assets	314.5	—	284.2	—
	$430.7	$8.4	$376.9	$14.2
Liabilities
Current liabilities	$58.6	$55.8	$41.2	$50.5
Non-current liabilities	222.4	30.2	221.2	40.8
	$281.0	$86.0	$262.4	$91.3
Net assets (liabilities)	$149.7	$(77.6)	$114.5	$(77.1)